Other long-term investment (Details) - USD ($)	May. 06, 2015	Jun. 30, 2015	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 32,955,598
Other long-term investment		32,955,598	$ 241,648
Henan Lianhe Real Estate Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 241,648
Cost method investment, ownership interest		1.85%
Other long-term investment		$ 241,648	241,648
Beijing Ruihao Rongtong Real Estate Development Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 32,713,950
Cost method investment, ownership interest		80.00%
Other long-term investment		$ 32,713,950	$ 0
Payments to acquire other long-term investment	$ 32,713,950